Supplement dated September 19, 2014 to the

PNC Equity Funds Class A and Class C Shares

Prospectus and Statement of Additional Information,

each dated September 30, 2013, as supplemented

PNC Balanced Allocation Fund

PNC Mid Cap Fund

PNC Small Cap Fund

Gordon A. Johnson has announced his intention to retire from PNC Capital Advisors, LLC (“PNC Capital”) effective June 30, 2015.  Effective October 31, 2014, James E. Mineman and Peter A. Roy, CFA, will become co-lead portfolio managers of PNC Mid Cap Fund and PNC Small Cap Fund.  Messrs. Mineman and Roy have worked with Mr. Johnson at PNC Capital and his prior firm over the past 20 and 11 years, respectively.  Mr. Mineman has served as a portfolio manager to PNC Small Cap Fund and PNC Mid Cap Fund for the past 10 years and 1 year, respectively.  Mr. Roy has served as a portfolio manager to PNC Small Cap Fund and PNC Mid Cap Fund for the past 10 years and 1 year, respectively.  Also effective October 31, 2014, Messrs. Mineman and Roy will assume Mr. Johnson’s portfolio management responsibilities with respect to PNC Balanced Allocation Fund.  No changes to those Funds’ principal investment strategies or investment processes are expected to occur as a result of these transitions.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0914

Supplement dated September 19, 2014 to the

PNC Equity Funds Class I Shares

Prospectus and Statement of Additional Information,

each dated September 30, 2013, as supplemented

PNC Balanced Allocation Fund

PNC Mid Cap Fund

PNC Small Cap Fund

Gordon A. Johnson has announced his intention to retire from PNC Capital Advisors, LLC (“PNC Capital”) effective June 30, 2015.  Effective October 31, 2014, James E. Mineman and Peter A. Roy, CFA, will become co-lead portfolio managers of PNC Mid Cap Fund and PNC Small Cap Fund.  Messrs. Mineman and Roy have worked with Mr. Johnson at PNC Capital and his prior firm over the past 20 and 11 years, respectively.  Mr. Mineman has served as a portfolio manager to PNC Small Cap Fund and PNC Mid Cap Fund for the past 10 years and 1 year, respectively.  Mr. Roy has served as a portfolio manager to PNC Small Cap Fund and PNC Mid Cap Fund for the past 10 years and 1 year, respectively.  Also effective October 31, 2014, Messrs. Mineman and Roy will assume Mr. Johnson’s portfolio management responsibilities with respect to PNC Balanced Allocation Fund.  No changes to those Funds’ principal investment strategies or investment processes are expected to occur as a result of these transitions.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-0914